Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of the components of the Company's intangible assets subject to amortization
The following tables summarize the components of intangible assets subject to amortization:

Year ended December 31, 2016	PPAs	Leasehold Rights	Customer Relationships	Customer Contracts	Emission Allowances	Development Rights	Other	Total
(In millions)
January 1, 2016	$1,264	$86	$66	$15	$15	$3	$6	$1,455
Other	—	—	—	—	(6)	—	—	(6)
December 31, 2016	1,264	86	66	15	9	3	6	1,449
Less accumulated amortization	(138)	(9)	(4)	(7)	(2)	(1)	(2)	(163)
Net carrying amount	$1,126	$77	$62	$8	$7	$2	$4	$1,286

Year ended December 31, 2015	PPAs	Leasehold Rights	Customer Relationships	Customer Contracts	Emission Allowances	Development Rights	Other	Total
(In millions)
January 1, 2015	$1,270	$86	$66	$15	$16	$3	$6	$1,462
Other	(6)	—	—	—	(1)	—	—	(7)
December 31, 2015	1,264	86	66	15	15	3	6	1,455
Less accumulated amortization	(75)	(5)	(3)	(6)	(1)	(1)	(2)	(93)
Net carrying amount	$1,189	$81	$63	$9	$14	$2	$4	$1,362